Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables

	As of December 31, 2018	As of December 31, 2017
	£'000s	£'000s
Trade payables	2,839	1,214
Other payables	12	74
Accruals	4,882	5,866
Total trade and other payables	7,733	7,154